Revenues from continuing operations (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Unearned revenue	$ 2,821	$ 3,826
Prepaid Expenses and Other Current Assets [Member]
Prepaid Expense and Other Assets, Current	80	0
Accounts Payable and Accrued Liabilities [Member]
Unearned revenue	$ 0	$ 0
Minimum [Member] | Thirteen Vessels Under Time Charter Agreements [Member]
Remaining tenor of time charter agreements (in years)	0.4
Minimum [Member] | Four Time Charter Agreements With Extensions In Charterers Option [Member]
Remaining tenor of time charter agreements (in years)	0.6
Maximum [Member] | Thirteen Vessels Under Time Charter Agreements [Member]
Remaining tenor of time charter agreements (in years)	5.3
Maximum [Member] | Four Time Charter Agreements With Extensions In Charterers Option [Member]
Remaining tenor of time charter agreements (in years)	2.0